Revenue - Schedule of Revenue (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Revenue [Abstract]
Sales of goods – transfer at a point in time	RM 11,171,023	$ 2,500,229	RM 10,847,686